RS - Summary of cash-settled 2023 Performance Share Unit Program (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Oct. 24, 2023 shares	Apr. 01, 2023 shares	Apr. 01, 2020
Performance Share Unit Programs [Line Items]
Percentage of beneficiaries leaving company	40
Vesting period	4 years
2023 Performance Share Unit Program
Performance Share Unit Programs [Line Items]
Performance Term of Program in Years	4 years
Performance criteria						100.00%
Performance share units granted (in shares)				40,086	982,783
Percentage of beneficiaries leaving company					0.25
Transfer of performance shares to beneficiaries period	3 months
Expense from cash-settled share-based payment transactions | €	€ 10,337,432	€ 0	€ 0
2023 Performance Share Unit Program | Bottom of range
Performance Share Unit Programs [Line Items]
Performance criteria						0.00%
2023 Performance Share Unit Program | Top of range
Performance Share Unit Programs [Line Items]
Performance criteria						200.00%
2023 Performance Share Unit Program | Executive committee
Performance Share Unit Programs [Line Items]
Performance share units granted (in shares)				28,571	130,000
2023 Performance Share Unit Program | Current and former employees
Performance Share Unit Programs [Line Items]
Performance share units granted (in shares)				11,515	611,117
2023 April Performance Share Unit Program | Management Board
Performance Share Unit Programs [Line Items]
Performance share units granted (in shares)					241,666